Convertible Debentures (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Payment on convertible debt			$ 14,465
Interest			22,521
Issuance of common shares			(724,467)
Convertible Debentures, USA [Member]
Convertible Debentures			27,442			$ 35,000
Payment on convertible debt		$ 35,000
Princpal			400,000
Interest			70,492
Issuance of common shares			$ 230,134
Convertible Debentures, Canadian [Member]
Princpal						$ 317,600
Interest				$ 45,029
Debt, US [Member]
Convertible Debentures	10,000
Debt, CDN [Member]
Convertible Debentures	48,416				$ 65,000
Debt acquired by related party		$ 35,000
Convertible Debentures, USA [Member]
Convertible Debentures	$ 600,000
Expiration date	Sep. 28, 2020	Sep. 28, 2020
Convertible Debentures, Canadian [Member]
Convertible Debentures	$ 180,257				$ 242,000
Debt acquired by related party	$ 500,000	$ 207,000